Cover	May 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	BLUCORA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25131
Entity Tax Identification Number	91-1718107
Entity Address, Address Line One	6333 State Hwy 161
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	972
Local Phone Number	870-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BCOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001068875